Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	WisdomTree Trust
Entity Central Index Key	0001350487
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000069425
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Hedged Equity Fund
Trading Symbol	HEDJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged Equity Fund	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 0.98% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EMU Local Currency Index, which returned 6.79% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Information Technology and Communication Services, primarily due to strong allocation and stock selection effects in each.

  Energy also contributed positively to performance, driven by strong allocation effects.

  Consumer Discretionary and Financials detracted significantly from performance due to poor stock selection and allocation effects in each.

  The Fund benefited from its exposure to Spain, primarily due to strong allocation effects.

  Finland also contributed modestly to performance, driven by positive stock selection effects.

  Italy and France detracted significantly from performance due to poor stock selection effects.

  The Fund’s currency hedge was also additive, as positive carry effects from hedging the Euro offset the slight headwind from it strengthening slightly versus the dollar.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Europe Hedged Equity Fund $19,816	MSCI EMU Local Currency Index $17,614	WisdomTree Europe Hedged Equity Index $20,597
3/31/15	$10,000	$10,000	$10,000
4/30/15	$9,785	$9,855	$9,785
5/31/15	$9,814	$9,897	$9,810
6/30/15	$9,403	$9,507	$9,406
7/31/15	$9,829	$9,953	$9,840
8/31/15	$8,864	$9,114	$8,880
9/30/15	$8,393	$8,692	$8,409
10/31/15	$9,354	$9,535	$9,378
11/30/15	$9,675	$9,816	$9,704
12/31/15	$8,958	$9,254	$8,989
1/31/16	$8,544	$8,669	$8,574
2/29/16	$8,337	$8,406	$8,369
3/31/16	$8,615	$8,639	$8,655
4/30/16	$8,655	$8,743	$8,695
5/31/16	$8,888	$8,930	$8,926
6/30/16	$8,469	$8,393	$8,507
7/31/16	$8,958	$8,822	$9,008
8/31/16	$9,093	$8,941	$9,155
9/30/16	$9,117	$8,943	$9,177
10/31/16	$9,219	$9,059	$9,287
11/30/16	$9,142	$9,028	$9,217
12/31/16	$9,791	$9,655	$9,887
1/31/17	$9,725	$9,561	$9,832
2/28/17	$10,152	$9,812	$10,266
3/31/17	$10,700	$10,343	$10,824
4/30/17	$11,042	$10,580	$11,181
5/31/17	$11,110	$10,749	$11,237
6/30/17	$10,769	$10,478	$10,894
7/31/17	$10,769	$10,516	$10,902
8/31/17	$10,703	$10,468	$10,838
9/30/17	$11,220	$10,932	$11,361
10/31/17	$11,510	$11,196	$11,656
11/30/17	$11,208	$10,970	$11,352
12/31/17	$11,118	$10,874	$11,270
1/31/18	$11,470	$11,223	$11,632
2/28/18	$11,056	$10,798	$11,221
3/31/18	$10,917	$10,572	$11,078
4/30/18	$11,384	$11,085	$11,548
5/31/18	$11,344	$10,923	$11,493
6/30/18	$11,290	$10,827	$11,440
7/31/18	$11,693	$11,202	$11,860
8/31/18	$11,386	$10,904	$11,541
9/30/18	$11,288	$10,873	$11,437
10/31/18	$10,668	$10,169	$10,825
11/30/18	$10,641	$10,082	$10,802
12/31/18	$10,088	$9,488	$10,249
1/31/19	$10,741	$10,085	$10,913
2/28/19	$11,183	$10,481	$11,368
3/31/19	$11,390	$10,618	$11,586
4/30/19	$12,038	$11,164	$12,252
5/31/19	$11,324	$10,506	$11,506
6/30/19	$12,000	$11,045	$12,203
7/31/19	$12,036	$11,058	$12,245
8/31/19	$11,780	$10,921	$11,990
9/30/19	$12,209	$11,326	$12,436
10/31/19	$12,325	$11,465	$12,559
11/30/19	$12,668	$11,767	$12,919
12/31/19	$12,811	$11,902	$13,072
1/31/20	$12,388	$11,695	$12,645
2/29/20	$11,292	$10,767	$11,526
3/31/20	$9,438	$8,914	$9,630
4/30/20	$10,228	$9,493	$10,446
5/31/20	$10,610	$9,943	$10,839
6/30/20	$11,143	$10,430	$11,382
7/31/20	$11,049	$10,284	$11,295
8/31/20	$11,395	$10,646	$11,656
9/30/20	$11,505	$10,451	$11,772
10/31/20	$10,858	$9,867	$11,119
11/30/20	$12,280	$11,555	$12,597
12/31/20	$12,440	$11,783	$12,768
1/31/21	$12,421	$11,627	$12,756
2/28/21	$12,518	$12,045	$12,861
3/31/21	$13,609	$12,838	$13,986
4/30/21	$13,830	$13,115	$14,209
5/31/21	$14,226	$13,442	$14,535
6/30/21	$14,434	$13,582	$14,835
7/31/21	$14,749	$13,761	$15,171
8/31/21	$15,077	$14,099	$15,518
9/30/21	$14,461	$13,623	$14,888
10/31/21	$14,944	$14,182	$15,394
11/30/21	$14,547	$13,715	$14,995
12/31/21	$15,372	$14,392	$15,859
1/31/22	$14,796	$13,890	$15,273
2/28/22	$14,106	$13,163	$14,563
3/31/22	$14,159	$13,071	$14,622
4/30/22	$14,126	$12,816	$14,589
5/31/22	$14,163	$12,889	$14,612
6/30/22	$12,804	$11,702	$13,209
7/31/22	$13,759	$12,556	$14,207
8/31/22	$12,978	$11,924	$13,390
9/30/22	$12,347	$11,170	$12,745
10/31/22	$13,338	$12,054	$13,773
11/30/22	$14,411	$13,063	$14,898
12/31/22	$13,807	$12,595	$14,277
1/31/23	$15,117	$13,808	$15,642
2/28/23	$15,752	$14,034	$16,307
3/31/23	$16,134	$14,134	$16,698
4/30/23	$16,163	$14,344	$16,708
5/31/23	$15,713	$13,989	$16,224
6/30/23	$16,504	$14,522	$17,043
7/31/23	$16,954	$14,801	$17,515
8/31/23	$16,411	$14,344	$16,947
9/30/23	$16,060	$13,883	$16,589
10/31/23	$15,524	$13,430	$16,042
11/30/23	$16,803	$14,495	$17,357
12/31/23	$17,451	$14,963	$18,045
1/31/24	$17,728	$15,286	$18,342
2/29/24	$18,772	$15,792	$19,435
3/31/24	$19,623	$16,494	$20,329
4/30/24	$18,992	$16,177	$19,651
5/31/24	$19,285	$16,619	$19,940
6/30/24	$18,842	$16,206	$19,480
7/31/24	$18,520	$16,275	$19,154
8/31/24	$18,783	$16,539	$19,434
9/30/24	$18,742	$16,708	$19,404
10/31/24	$18,107	$16,149	$18,754
11/30/24	$18,153	$16,155	$18,811
12/31/24	$18,437	$16,376	$19,117
1/31/25	$19,892	$17,566	$20,647
2/28/25	$20,657	$18,173	$21,477
3/31/25	$19,816	$17,614	$20,597

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	0.98%	15.99%	7.08%
MSCI EMU Local Currency Index	6.79%	14.59%	5.82%
WisdomTree Europe Hedged Equity Index	1.32%	16.42%	7.49%

AssetsNet	$ 1,670,778,441
Holdings Count | Holding	132
Advisory Fees Paid, Amount	$ 9,729,820
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,670,778,441 # of Portfolio Holdings132 Portfolio Turnover Rate35% Investment Advisory Fees Paid$9,729,820
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	22.8%
Financials	20.4%
Consumer Staples	11.9%
Consumer Discretionary	11.4%
Information Technology	8.3%
Materials	7.9%
Health Care	7.7%
Communication Services	7.3%
Energy	2.0%
Other Sectors	0.0%Footnote Reference*
Other Assets and Liabilities (Net)	0.3%
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Banco Bilbao Vizcaya Argentaria SA	7.1%
Deutsche Telekom AG	5.8%
Banco Santander SA	4.5%
LVMH Moet Hennessy Louis Vuitton SE	4.4%
Siemens AG	4.3%
Sanofi SA	4.2%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.8%
SAP SE	3.0%
L'Oreal SA	2.7%
ASML Holding NV	2.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000151994
Shareholder Report [Line Items]
Fund Name	WisdomTree Europe Hedged SmallCap Equity Fund
Trading Symbol	EUSC
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Europe Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Europe Hedged SmallCap Equity Fund	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 13.80% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI EMU Small Cap Local Currency Index, which returned 3.34% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited significantly from its exposures to Financials, driven by a mix of strong allocation and stock selection effects.

  Industrials were also additive due to strong stock selection impacts.

  Health Care and Utilities also contributed positively to performance, supported by favorable allocation and selection effects.

  Materials and Consumer Discretionary detracted from performance due to poor stock selection effects.

  The Fund benefited meaningfully from its exposures to Italy and Germany, each driven by a mix of strong allocation and stock selection effects.

  Finland and France also contributed positively to performance, primarily due to strong stock selection effects.

  Netherlands and Belgium detracted from performance due to poor stock selection effects.

  The Fund’s currency hedge detracted slightly from performance as the Euro strengthened slightly versus the dollar.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Europe Hedged SmallCap Equity Fund	MSCI EMU Local Currency Index	MSCI EMU Small Cap Local Currency Index	WisdomTree Europe Hedged SmallCap Equity Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,035	$9,855	$10,020	$10,044
5/31/15	$10,189	$9,897	$10,188	$10,186
6/30/15	$9,814	$9,507	$9,820	$9,814
7/31/15	$10,272	$9,953	$10,342	$10,266
8/31/15	$9,540	$9,114	$9,795	$9,534
9/30/15	$9,209	$8,692	$9,403	$9,194
10/31/15	$9,893	$9,535	$10,093	$9,883
11/30/15	$10,153	$9,816	$10,375	$10,141
12/31/15	$9,935	$9,254	$10,241	$9,940
1/31/16	$9,267	$8,669	$9,480	$9,269
2/29/16	$9,231	$8,406	$9,340	$9,235
3/31/16	$9,617	$8,639	$9,718	$9,629
4/30/16	$9,754	$8,743	$9,825	$9,761
5/31/16	$10,052	$8,930	$10,136	$10,053
6/30/16	$9,313	$8,393	$9,383	$9,301
7/31/16	$9,936	$8,822	$9,951	$9,939
8/31/16	$9,936	$8,941	$10,061	$9,951
9/30/16	$10,006	$8,943	$10,182	$10,016
10/31/16	$10,112	$9,059	$10,105	$10,146
11/30/16	$9,948	$9,028	$9,941	$9,996
12/31/16	$10,717	$9,655	$10,571	$10,780
1/31/17	$10,816	$9,561	$10,694	$10,882
2/28/17	$11,076	$9,812	$10,985	$11,167
3/31/17	$11,696	$10,343	$11,525	$11,793
4/30/17	$12,176	$10,580	$11,989	$12,275
5/31/17	$12,499	$10,749	$12,331	$12,587
6/30/17	$12,261	$10,478	$12,059	$12,361
7/31/17	$12,429	$10,516	$12,248	$12,542
8/31/17	$12,366	$10,468	$12,291	$12,462
9/30/17	$12,898	$10,932	$12,891	$12,993
10/31/17	$13,087	$11,196	$13,089	$13,170
11/30/17	$13,028	$10,970	$12,932	$13,102
12/31/17	$13,108	$10,874	$13,140	$13,209
1/31/18	$13,482	$11,223	$13,594	$13,577
2/28/18	$13,192	$10,798	$13,209	$13,300
3/31/18	$12,852	$10,572	$12,937	$12,917
4/30/18	$13,347	$11,085	$13,384	$13,425
5/31/18	$13,108	$10,923	$13,266	$13,154
6/30/18	$12,939	$10,827	$13,059	$12,979
7/31/18	$13,204	$11,202	$13,297	$13,270
8/31/18	$12,999	$10,904	$13,194	$13,047
9/30/18	$13,007	$10,873	$12,941	$13,042
10/31/18	$12,104	$10,169	$11,911	$12,120
11/30/18	$12,027	$10,082	$11,635	$12,054
12/31/18	$11,350	$9,488	$10,848	$11,369
1/31/19	$12,313	$10,085	$11,758	$12,335
2/28/19	$12,720	$10,481	$12,126	$12,746
3/31/19	$12,922	$10,618	$12,319	$12,951
4/30/19	$13,491	$11,164	$12,931	$13,518
5/31/19	$12,618	$10,506	$12,101	$12,615
6/30/19	$13,269	$11,045	$12,666	$13,278
7/31/19	$13,111	$11,058	$12,722	$13,122
8/31/19	$12,922	$10,921	$12,507	$12,937
9/30/19	$13,410	$11,326	$12,805	$13,433
10/31/19	$13,824	$11,465	$13,118	$13,860
11/30/19	$14,327	$11,767	$13,603	$14,375
12/31/19	$14,579	$11,902	$13,907	$14,617
1/31/20	$14,278	$11,695	$13,671	$14,323
2/29/20	$13,233	$10,767	$12,725	$13,276
3/31/20	$10,386	$8,914	$10,077	$10,417
4/30/20	$11,419	$9,493	$11,095	$11,468
5/31/20	$11,849	$9,943	$11,714	$11,898
6/30/20	$12,022	$10,430	$12,059	$12,064
7/31/20	$12,035	$10,284	$12,105	$12,095
8/31/20	$12,570	$10,646	$12,657	$12,635
9/30/20	$12,506	$10,451	$12,648	$12,569
10/31/20	$11,811	$9,867	$11,829	$11,874
11/30/20	$13,795	$11,555	$13,987	$13,903
12/31/20	$14,238	$11,783	$14,670	$14,354
1/31/21	$14,376	$11,627	$14,895	$14,508
2/28/21	$14,753	$12,045	$15,466	$14,887
3/31/21	$15,630	$12,838	$16,281	$15,769
4/30/21	$15,976	$13,115	$16,806	$16,119
5/31/21	$16,436	$13,442	$17,251	$16,513
6/30/21	$16,359	$13,582	$17,133	$16,483
7/31/21	$16,888	$13,761	$17,534	$17,022
8/31/21	$17,300	$14,099	$18,148	$17,441
9/30/21	$16,685	$13,623	$17,554	$16,831
10/31/21	$17,225	$14,182	$18,064	$17,386
11/30/21	$16,765	$13,715	$17,387	$16,937
12/31/21	$17,462	$14,392	$18,082	$17,649
1/31/22	$17,118	$13,890	$17,377	$17,309
2/28/22	$16,416	$13,163	$16,837	$16,581
3/31/22	$16,385	$13,071	$16,913	$16,544
4/30/22	$16,418	$12,816	$16,783	$16,570
5/31/22	$16,569	$12,889	$16,813	$16,689
6/30/22	$14,929	$11,702	$14,698	$15,026
7/31/22	$15,542	$12,556	$15,467	$15,650
8/31/22	$14,861	$11,924	$14,699	$14,970
9/30/22	$13,710	$11,170	$13,303	$13,804
10/31/22	$14,777	$12,054	$14,373	$14,892
11/30/22	$15,716	$13,063	$15,229	$15,861
12/31/22	$15,510	$12,595	$14,985	$15,654
1/31/23	$16,787	$13,808	$16,411	$16,956
2/28/23	$17,383	$14,034	$16,889	$17,561
3/31/23	$16,805	$14,134	$16,217	$16,958
4/30/23	$17,114	$14,344	$16,326	$17,272
5/31/23	$16,606	$13,989	$15,864	$16,733
6/30/23	$17,113	$14,522	$16,290	$17,249
7/31/23	$17,624	$14,801	$16,773	$17,773
8/31/23	$17,461	$14,344	$16,422	$17,613
9/30/23	$16,952	$13,883	$15,770	$17,093
10/31/23	$16,454	$13,430	$15,026	$16,601
11/30/23	$17,846	$14,495	$16,280	$18,030
12/31/23	$18,508	$14,963	$17,087	$18,714
1/31/24	$18,668	$15,286	$16,937	$18,879
2/29/24	$18,761	$15,792	$16,931	$18,981
3/31/24	$19,790	$16,494	$17,714	$20,014
4/30/24	$19,914	$16,177	$17,663	$20,140
5/31/24	$20,854	$16,619	$18,429	$21,061
6/30/24	$19,878	$16,206	$17,336	$20,065
7/31/24	$20,386	$16,275	$17,725	$20,583
8/31/24	$20,482	$16,539	$17,621	$20,687
9/30/24	$20,766	$16,708	$17,648	$20,982
10/31/24	$20,207	$16,149	$17,068	$20,425
11/30/24	$20,287	$16,155	$17,048	$20,515
12/31/24	$20,496	$16,376	$17,163	$20,709
1/31/25	$21,596	$17,566	$17,934	$21,839
2/28/25	$22,471	$18,173	$18,456	$22,733
3/31/25	$22,521	$17,614	$18,305	$22,717

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	13.80%	16.74%	8.46%
MSCI EMU Local Currency Index	6.79%	14.59%	5.82%
MSCI EMU Small Cap Local Currency Index	3.34%	12.68%	6.23%
WisdomTree Europe Hedged SmallCap Equity Index	13.51%	16.88%	8.55%

AssetsNet	$ 79,688,898
Holdings Count | Holding	262
Advisory Fees Paid, Amount	$ 284,309
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$79,688,898 # of Portfolio Holdings262 Portfolio Turnover Rate37% Investment Advisory Fees Paid$284,309
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	28.2%
Industrials	19.1%
Real Estate	9.3%
Materials	9.0%
Utilities	8.3%
Consumer Discretionary	7.2%
Communication Services	6.2%
Consumer Staples	4.2%
Information Technology	3.2%
Energy	2.9%
Other Sectors	2.1%
Other Assets and Liabilities (Net)	0.3%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Banco BPM SpA	3.2%
BPER Banca SpA	2.4%
Klepierre SA	2.3%
BAWAG Group AG	2.3%
Banca Mediolanum SpA	2.0%
Banca Monte dei Paschi di Siena SpA	1.9%
Bankinter SA	1.9%
Elisa OYJ	1.7%
Banca Popolare di Sondrio SpA	1.7%
Italgas SpA	1.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000248668
Shareholder Report [Line Items]
Fund Name	WisdomTree India Hedged Equity Fund
Trading Symbol	INDH
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree India Hedged Equity Fund (the "Fund") for the period of May 9, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree India Hedged Equity Fund	$58	0.64%
Footnote	Description
Footnote*	The Fund commenced operations on 5/09/24. Actual expenses are calculated using a 327/365 day period (to reflect the period since commencement of operations). The expenses for a full fiscal year period would be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform the last period and what affected its performance?

The Fund returned 3.15% at net asset value (NAV) for the fiscal period from May 9, 2024 (inception date) through March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI India Index (Local), which returned 2.80% in during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited modestly from its exposures to Consumer Discretionary and Utilities, each driven by strong stock selection impacts.

  Industrials aided due to strong stock selection and allocation effects.

  Information Technology was a modest headwind, primarily due to negative stock selection.

  The Fund’s currency hedge was also additive for performance, as the Indian rupee weakened versus the dollar. Positive carry effects from hedging were also beneficial.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree India Hedged Equity Fund $10,315	MSCI India Index (Local) $10,280	WisdomTree India Hedged Equity Net Total Return Index $10,354
5/9/24	$10,000	$10,000	$10,000
5/31/24	$10,042	$10,167	$10,126
6/30/24	$10,678	$10,863	$10,858
7/31/24	$10,975	$11,341	$11,316
8/31/24	$11,058	$11,480	$11,452
9/30/24	$11,252	$11,712	$11,704
10/31/24	$10,621	$10,781	$10,902
11/30/24	$10,671	$10,789	$10,888
12/31/24	$10,495	$10,611	$10,641
1/31/25	$10,365	$10,353	$10,462
2/28/25	$9,767	$9,621	$9,694
3/31/25	$10,315	$10,280	$10,354

Average Annual Return [Table Text Block]
Since Inception 5/9/24Footnote Reference*
Fund NAV Returns	3.15%
MSCI India Index (Local)	2.80%
WisdomTree India Hedged Equity Net Total Return Index	3.54%

AssetsNet	$ 7,215,593
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 181,453
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$7,215,593 # of Portfolio Holdings76 Portfolio Turnover Rate138% Investment Advisory Fees Paid$181,453
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	26.1%
Information Technology	13.7%
Consumer Discretionary	12.1%
Energy	11.7%
Materials	8.0%
Consumer Staples	7.6%
Industrials	7.1%
Health Care	6.0%
Communication Services	5.1%
Utilities	4.5%
Other Sectors	0.4%
Other Assets and Liabilities (Net)	(2.3)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

HDFC Bank Ltd.	9.5%
Reliance Industries Ltd.	9.0%
ICICI Bank Ltd.	7.4%
Infosys Ltd.	6.0%
Bharti Airtel Ltd.	4.5%
Tata Consultancy Services Ltd.	3.8%
Mahindra & Mahindra Ltd.	2.7%
Kotak Mahindra Bank Ltd.	2.5%
Axis Bank Ltd.	2.5%
Larsen & Toubro Ltd.	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000135785
Shareholder Report [Line Items]
Fund Name	WisdomTree International Hedged Quality Dividend Growth Fund
Trading Symbol	IHDG
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree International Hedged Quality Dividend Growth Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Hedged Quality Dividend Growth Fund	$59	0.60%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -3.90% at net asset value (NAV) for the fiscal year ended March 31, 2025, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Local Currency Index, which returned 4.13% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Energy and Consumer Staples exposures due to positive stock selection effects in each.

  However, the Fund’s poor performance during the period is most attributable to its large underweight to Financials. As an indirect byproduct of its quality dividend growth methodology, the Fund is routinely heavily underweight Financials versus the MSCI EAFE Local Currency Index. When Financials perform strongly, Fund performance usually struggles. During the fiscal year, Financials were the best-performing sector in the benchmark.

  The Fund’s large underweight produced deeply negative allocation and selection effects, which explains half of the underperformance during the period.

  Materials and Information Technology also detracted from performance due to a mix of poor allocation and stock selection effects in each. Consumer Discretionary was also a laggard due to a large overweight during a period where it was one of the worst performers in the benchmark.

  At the country level, Japan and France detracted from performance due to poor stock selection effects in both.

  Australian and Swiss exposures were additive for performance, though their impact was negligible.

  The Fund’s currency-hedge was slightly additive during the fiscal year as developed market currencies exhibited mixed performance versus the dollar. The hedge also benefited from positive carry effects.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree International Hedged Quality Dividend Growth Fund	MSCI EAFE Local Currency Index	WisdomTree International Hedged Quality Dividend Growth Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,178	$10,115	$10,183
5/31/15	$10,304	$10,272	$10,303
6/30/15	$9,821	$9,818	$9,838
7/31/15	$10,245	$10,163	$10,268
8/31/15	$9,570	$9,386	$9,587
9/30/15	$9,350	$8,936	$9,366
10/31/15	$10,057	$9,644	$10,091
11/30/15	$10,264	$9,770	$10,301
12/31/15	$10,110	$9,503	$10,151
1/31/16	$9,774	$8,948	$9,807
2/29/16	$9,572	$8,630	$9,610
3/31/16	$9,827	$8,883	$9,874
4/30/16	$9,846	$8,994	$9,892
5/31/16	$10,129	$9,163	$10,187
6/30/16	$9,858	$8,817	$9,923
7/31/16	$10,275	$9,236	$10,348
8/31/16	$10,159	$9,322	$10,232
9/30/16	$10,204	$9,349	$10,287
10/31/16	$10,005	$9,461	$10,089
11/30/16	$9,998	$9,577	$10,086
12/31/16	$10,278	$10,011	$10,366
1/31/17	$10,371	$10,020	$10,465
2/28/17	$10,795	$10,235	$10,904
3/31/17	$11,130	$10,482	$11,240
4/30/17	$11,530	$10,629	$11,651
5/31/17	$11,852	$10,850	$11,994
6/30/17	$11,573	$10,766	$11,719
7/31/17	$11,604	$10,839	$11,779
8/31/17	$11,765	$10,834	$11,941
9/30/17	$12,066	$11,128	$12,239
10/31/17	$12,425	$11,458	$12,605
11/30/17	$12,350	$11,398	$12,554
12/31/17	$12,484	$11,535	$12,703
1/31/18	$12,610	$11,674	$12,839
2/28/18	$12,212	$11,293	$12,447
3/31/18	$12,113	$11,042	$12,378
4/30/18	$12,452	$11,538	$12,710
5/31/18	$12,665	$11,461	$12,932
6/30/18	$12,603	$11,425	$12,892
7/31/18	$12,919	$11,726	$13,219
8/31/18	$12,852	$11,528	$13,141
9/30/18	$12,686	$11,694	$12,977
10/31/18	$11,884	$10,930	$12,163
11/30/18	$11,813	$10,906	$12,094
12/31/18	$11,022	$10,268	$11,286
1/31/19	$11,840	$10,828	$12,134
2/28/19	$12,354	$11,204	$12,667
3/31/19	$12,717	$11,355	$13,043
4/30/19	$13,153	$11,738	$13,492
5/31/19	$12,508	$11,194	$12,825
6/30/19	$13,090	$11,672	$13,447
7/31/19	$13,302	$11,755	$13,672
8/31/19	$13,154	$11,471	$13,524
9/30/19	$13,440	$11,877	$13,832
10/31/19	$13,725	$12,076	$14,132
11/30/19	$14,227	$12,328	$14,666
12/31/19	$14,631	$12,493	$15,086
1/31/20	$14,571	$12,340	$15,036
2/29/20	$13,465	$11,343	$13,887
3/31/20	$12,378	$9,926	$12,773
4/30/20	$13,247	$10,465	$13,672
5/31/20	$13,951	$10,890	$14,401
6/30/20	$14,222	$11,177	$14,700
7/31/20	$14,145	$10,977	$14,630
8/31/20	$14,600	$11,427	$15,103
9/30/20	$14,951	$11,314	$15,471
10/31/20	$14,330	$10,871	$14,822
11/30/20	$15,620	$12,295	$16,181
12/31/20	$16,208	$12,598	$16,788
1/31/21	$16,311	$12,550	$16,917
2/28/21	$16,447	$12,878	$17,059
3/31/21	$17,058	$13,555	$17,692
4/30/21	$17,605	$13,726	$18,277
5/31/21	$17,978	$14,012	$18,611
6/30/21	$18,361	$14,205	$19,096
7/31/21	$18,862	$14,261	$19,642
8/31/21	$19,075	$14,581	$19,860
9/30/21	$18,301	$14,392	$19,046
10/31/21	$18,719	$14,706	$19,491
11/30/21	$18,520	$14,336	$19,340
12/31/21	$19,405	$14,954	$20,281
1/31/22	$18,094	$14,410	$18,936
2/28/22	$17,878	$14,096	$18,687
3/31/22	$18,411	$14,397	$19,246
4/30/22	$17,859	$14,196	$18,666
5/31/22	$17,735	$14,168	$18,526
6/30/22	$16,216	$13,269	$16,949
7/31/22	$17,514	$13,957	$18,310
8/31/22	$16,795	$13,640	$17,552
9/30/22	$15,882	$12,792	$16,597
10/31/22	$16,498	$13,474	$17,255
11/30/22	$17,728	$14,340	$18,588
12/31/22	$17,200	$13,908	$18,030
1/31/23	$18,347	$14,784	$19,240
2/28/23	$18,260	$14,876	$19,158
3/31/23	$18,964	$14,950	$19,899
4/30/23	$19,472	$15,290	$20,426
5/31/23	$18,945	$15,049	$19,876
6/30/23	$19,519	$15,590	$20,502
7/31/23	$19,710	$15,851	$20,714
8/31/23	$19,461	$15,560	$20,457
9/30/23	$18,982	$15,392	$19,953
10/31/23	$18,453	$14,876	$19,400
11/30/23	$19,716	$15,708	$20,763
12/31/23	$20,563	$16,156	$21,682
1/31/24	$21,039	$16,578	$22,191
2/29/24	$21,849	$17,080	$23,076
3/31/24	$22,583	$17,764	$23,846
4/30/24	$22,016	$17,609	$23,237
5/31/24	$22,509	$18,042	$23,748
6/30/24	$22,565	$17,942	$23,820
7/31/24	$22,629	$18,079	$23,892
8/31/24	$22,937	$18,160	$24,230
9/30/24	$22,662	$18,090	$23,943
10/31/24	$21,950	$17,802	$23,229
11/30/24	$21,995	$17,904	$23,291
12/31/24	$21,884	$17,977	$23,203
1/31/25	$23,201	$18,845	$24,628
2/28/25	$23,100	$19,023	$24,543
3/31/25	$21,703	$18,497	$23,038

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	-3.90%	11.89%	8.06%
MSCI EAFE Local Currency Index	4.13%	13.26%	6.34%
WisdomTree International Hedged Quality Dividend Growth Index	-3.39%	12.52%	8.70%

AssetsNet	$ 2,835,291,554
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 15,887,431
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,835,291,554 # of Portfolio Holdings267 Portfolio Turnover Rate52% Investment Advisory Fees Paid$15,887,431
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	21.5%
Consumer Discretionary	17.4%
Information Technology	15.2%
Health Care	15.0%
Materials	8.0%
Energy	6.7%
Communication Services	6.0%
Consumer Staples	5.0%
Financials	4.5%
Utilities	0.7%
Other Sectors	0.1%
Other Assets and Liabilities (Net)	(0.1)%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

BP PLC	5.7%
Industria de Diseno Textil SA	4.2%
SAP SE	3.9%
GSK PLC	3.8%
Novo Nordisk AS	3.1%
Deutsche Post AG	2.9%
ASML Holding NV	2.9%
UBS Group AG	2.6%
Nintendo Co. Ltd.	2.5%
Hermes International SCA	2.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000033618
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Hedged Equity Fund
Trading Symbol	DXJ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Japan Hedged Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged Equity Fund	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 3.55% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI Japan Local Currency Index, which returned -3.27% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Information Technology was the most positive contributor during the period due to strong allocation and stock selection effects.

  The Fund also benefited from positions in the Health Care sector due to strong stock selection.

  Financials exposure was also additive due to positive allocation effects. The Fund was slightly overweight Financials when it was the second best-performing sector in the benchmark.

  No sectors detracted from performance during the period, but Materials was the least-positive contributor and exhibited negligible effects.

  The Fund’s currency hedge was also additive for performance overall. The yen slightly strengthened versus the dollar, which would normally challenge performance, but positive carry effects from the hedge outweighed the headwind.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Japan Hedged Equity Fund	MSCI Japan Local Currency Index	WisdomTree Japan Hedged Equity Index
3/31/15	$10,000	$10,000	$10,000
4/30/15	$10,347	$10,332	$10,353
5/31/15	$10,929	$10,854	$10,948
6/30/15	$10,485	$10,519	$10,522
7/31/15	$10,470	$10,701	$10,515
8/31/15	$9,588	$9,858	$9,633
9/30/15	$8,810	$9,080	$8,853
10/31/15	$9,863	$10,072	$9,920
11/30/15	$10,032	$10,187	$10,096
12/31/15	$9,773	$9,973	$9,843
1/31/16	$9,013	$9,211	$9,077
2/29/16	$8,036	$8,352	$8,114
3/31/16	$8,436	$8,710	$8,520
4/30/16	$8,361	$8,677	$8,445
5/31/16	$8,527	$8,901	$8,645
6/30/16	$7,463	$8,031	$7,568
7/31/16	$8,084	$8,542	$8,205
8/31/16	$8,397	$8,655	$8,530
9/30/16	$8,288	$8,609	$8,405
10/31/16	$8,804	$9,051	$8,941
11/30/16	$9,392	$9,578	$9,563
12/31/16	$9,780	$9,899	$9,964
1/31/17	$9,828	$9,910	$10,019
2/28/17	$9,985	$9,959	$10,185
3/31/17	$9,908	$9,882	$10,096
4/30/17	$10,016	$9,989	$10,207
5/31/17	$10,024	$10,208	$10,227
6/30/17	$10,354	$10,482	$10,579
7/31/17	$10,444	$10,517	$10,676
8/31/17	$10,402	$10,470	$10,637
9/30/17	$10,938	$10,918	$11,180
10/31/17	$11,518	$11,529	$11,781
11/30/17	$11,634	$11,694	$11,915
12/31/17	$11,958	$11,854	$12,253
1/31/18	$12,120	$12,013	$12,425
2/28/18	$11,636	$11,566	$11,938
3/31/18	$11,148	$11,284	$11,522
4/30/18	$11,573	$11,688	$11,877
5/31/18	$11,251	$11,490	$11,554
6/30/18	$11,159	$11,419	$11,475
7/31/18	$11,412	$11,587	$11,743
8/31/18	$11,306	$11,503	$11,644
9/30/18	$11,916	$12,141	$12,266
10/31/18	$10,861	$11,043	$11,182
11/30/18	$10,863	$11,155	$11,186
12/31/18	$9,710	$10,058	$10,002
1/31/19	$10,343	$10,586	$10,679
2/28/19	$10,504	$10,824	$10,840
3/31/19	$10,434	$10,823	$10,762
4/30/19	$10,738	$11,042	$11,084
5/31/19	$9,799	$10,338	$10,111
6/30/19	$10,199	$10,642	$10,536
7/31/19	$10,268	$10,740	$10,619
8/31/19	$9,795	$10,393	$10,127
9/30/19	$10,499	$11,010	$10,856
10/31/19	$11,138	$11,547	$11,530
11/30/19	$11,356	$11,763	$11,759
12/31/19	$11,514	$11,917	$11,924
1/31/20	$11,198	$11,723	$11,603
2/29/20	$10,111	$10,600	$10,484
3/31/20	$9,048	$9,851	$9,371
4/30/20	$9,538	$10,283	$9,886
5/31/20	$10,143	$10,974	$10,525
6/30/20	$10,100	$10,988	$10,488
7/31/20	$9,563	$10,597	$9,931
8/31/20	$10,454	$11,438	$10,867
9/30/20	$10,467	$11,494	$10,884
10/31/20	$10,235	$11,204	$10,634
11/30/20	$11,313	$12,572	$11,766
12/31/20	$11,820	$12,961	$12,295
1/31/21	$11,992	$13,012	$12,477
2/28/21	$12,454	$13,441	$12,965
3/31/21	$13,298	$14,089	$13,834
4/30/21	$12,932	$13,724	$13,453
5/31/21	$13,450	$13,949	$13,825
6/30/21	$13,405	$14,112	$13,961
7/31/21	$13,060	$13,777	$13,607
8/31/21	$13,354	$14,215	$13,920
9/30/21	$13,977	$14,834	$14,564
10/31/21	$13,766	$14,649	$14,345
11/30/21	$13,262	$14,228	$13,828
12/31/21	$13,983	$14,703	$14,587
1/31/22	$13,844	$13,966	$14,447
2/28/22	$13,799	$13,804	$14,404
3/31/22	$14,466	$14,474	$15,091
4/30/22	$14,245	$14,089	$14,860
5/31/22	$14,453	$14,219	$15,092
6/30/22	$14,142	$13,831	$14,772
7/31/22	$14,575	$14,382	$15,235
8/31/22	$14,837	$14,536	$15,522
9/30/22	$13,967	$13,605	$14,595
10/31/22	$14,675	$14,385	$15,350
11/30/22	$15,554	$14,812	$16,300
12/31/22	$15,032	$14,043	$15,760
1/31/23	$15,731	$14,701	$16,509
2/28/23	$16,211	$14,807	$17,022
3/31/23	$16,414	$15,041	$17,218
4/30/23	$16,877	$15,445	$17,728
5/31/23	$17,643	$16,142	$18,545
6/30/23	$19,445	$17,383	$20,457
7/31/23	$19,962	$17,604	$21,028
8/31/23	$20,256	$17,601	$21,344
9/30/23	$20,762	$17,662	$21,872
10/31/23	$20,113	$17,117	$21,202
11/30/23	$21,340	$18,139	$22,543
12/31/23	$21,160	$18,053	$22,340
1/31/24	$23,166	$19,583	$24,490
2/29/24	$24,763	$20,652	$26,195
3/31/24	$26,099	$21,513	$27,605
4/30/24	$26,176	$21,282	$27,689
5/31/24	$26,553	$21,538	$28,108
6/30/24	$27,000	$21,890	$28,608
7/31/24	$26,928	$21,662	$28,535
8/31/24	$25,840	$21,069	$27,352
9/30/24	$25,492	$20,579	$26,958
10/31/24	$26,296	$21,061	$27,833
11/30/24	$26,178	$20,901	$27,708
12/31/24	$27,543	$21,797	$29,205
1/31/25	$27,560	$21,812	$29,239
2/28/25	$26,745	$20,939	$28,379
3/31/25	$27,025	$20,810	$28,649

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	3.55%	24.46%	10.45%
MSCI Japan Local Currency Index	-3.27%	16.13%	7.60%
WisdomTree Japan Hedged Equity Index	3.78%	25.05%	11.10%

AssetsNet	$ 3,402,346,269
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 20,100,931
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,402,346,269 # of Portfolio Holdings438 Portfolio Turnover Rate36% Investment Advisory Fees Paid$20,100,931
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	22.7%
Consumer Discretionary	19.7%
Financials	18.2%
Information Technology	9.8%
Materials	9.8%
Consumer Staples	7.0%
Health Care	6.8%
Communication Services	3.3%
Energy	1.6%
Utilities	0.1%
Other Assets and Liabilities (Net)	1.0%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Toyota Motor Corp.	5.0%
Mitsubishi UFJ Financial Group, Inc.	4.7%
Sumitomo Mitsui Financial Group, Inc.	3.4%
Japan Tobacco, Inc.	3.0%
Honda Motor Co. Ltd.	2.7%
Mizuho Financial Group, Inc.	2.6%
Mitsubishi Corp.	2.5%
Takeda Pharmaceutical Co. Ltd.	2.3%
Nintendo Co. Ltd.	2.3%
Tokio Marine Holdings, Inc.	2.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory
C000127778
Shareholder Report [Line Items]
Fund Name	WisdomTree Japan Hedged SmallCap Equity Fund
Trading Symbol	DXJS
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WisdomTree Japan Hedged SmallCap Equity Fund (the "Fund") for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).
Additional Information Phone Number	1-866-909-WISE (9473)
Additional Information Website	www.wisdomtree.com/investments/regulatory
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Japan Hedged SmallCap Equity Fund	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned 6.42% at net asset value (NAV) for the fiscal year ended March 31, 2025, outperforming the Fund's primary comparative benchmark, the MSCI Japan Small Cap Local Currency Index, which returned 1.88% in local currency terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Real Estate, Information Technology, and Consumer Staples, primarily due to strong stock selection effects.

  Materials detracted from performance due to negative allocation effects resulting from an overweight to an underperforming sector.

  Industrials and Utilities were also modest headwinds, each due to poor stock selection effects in each.

  The Fund’s currency hedge was also additive for performance overall. The yen slightly strengthened versus the dollar, which would normally challenge performance, but positive carry effects from the hedge outweighed the headwind.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit
Line Graph [Table Text Block]
	WisdomTree Japan Hedged SmallCap Equity Fund	MSCI Japan Local Currency Index	MSCI Japan Small Cap Local Currency Index	WisdomTree Japan Hedged SmallCap Equity Index
3/31/15	$10,000	$10,000	$10,000	$10,000
4/30/15	$10,229	$10,332	$10,165	$10,231
5/31/15	$10,746	$10,854	$10,666	$10,742
6/30/15	$10,730	$10,519	$10,671	$10,717
7/31/15	$10,880	$10,701	$10,762	$10,877
8/31/15	$10,316	$9,858	$10,167	$10,330
9/30/15	$9,776	$9,080	$9,687	$9,787
10/31/15	$10,525	$10,072	$10,412	$10,535
11/30/15	$10,814	$10,187	$10,772	$10,853
12/31/15	$10,652	$9,973	$10,598	$10,705
1/31/16	$10,036	$9,211	$9,987	$10,085
2/29/16	$9,088	$8,352	$9,215	$9,161
3/31/16	$9,617	$8,710	$9,749	$9,697
4/30/16	$9,503	$8,677	$9,684	$9,594
5/31/16	$9,796	$8,901	$10,040	$9,916
6/30/16	$8,833	$8,031	$9,232	$8,917
7/31/16	$9,510	$8,542	$9,717	$9,614
8/31/16	$9,435	$8,655	$9,461	$9,543
9/30/16	$9,668	$8,609	$9,761	$9,778
10/31/16	$10,326	$9,051	$10,265	$10,462
11/30/16	$10,869	$9,578	$10,607	$11,025
12/31/16	$11,384	$9,899	$11,053	$11,555
1/31/17	$11,459	$9,910	$11,072	$11,644
2/28/17	$11,801	$9,959	$11,342	$11,996
3/31/17	$11,698	$9,882	$11,275	$11,877
4/30/17	$11,921	$9,989	$11,472	$12,120
5/31/17	$12,153	$10,208	$11,799	$12,359
6/30/17	$12,568	$10,482	$12,101	$12,793
7/31/17	$12,733	$10,517	$12,218	$12,974
8/31/17	$12,908	$10,470	$12,396	$13,138
9/30/17	$13,516	$10,918	$12,880	$13,750
10/31/17	$14,108	$11,529	$13,447	$14,364
11/30/17	$14,298	$11,694	$13,708	$14,580
12/31/17	$14,738	$11,854	$14,013	$15,041
1/31/18	$14,866	$12,013	$14,154	$15,169
2/28/18	$14,393	$11,566	$13,669	$14,702
3/31/18	$13,956	$11,284	$13,506	$14,401
4/30/18	$14,594	$11,688	$13,916	$14,943
5/31/18	$14,400	$11,490	$13,785	$14,741
6/30/18	$14,235	$11,419	$13,624	$14,605
7/31/18	$14,411	$11,587	$13,649	$14,803
8/31/18	$14,118	$11,503	$13,434	$14,501
9/30/18	$14,690	$12,141	$13,953	$15,092
10/31/18	$13,316	$11,043	$12,552	$13,681
11/30/18	$13,683	$11,155	$12,972	$14,062
12/31/18	$12,111	$10,058	$11,465	$12,442
1/31/19	$12,624	$10,586	$11,995	$12,975
2/28/19	$13,014	$10,824	$12,408	$13,388
3/31/19	$12,855	$10,823	$12,389	$13,214
4/30/19	$13,037	$11,042	$12,575	$13,411
5/31/19	$12,075	$10,338	$11,760	$12,413
6/30/19	$12,377	$10,642	$11,954	$12,739
7/31/19	$12,590	$10,740	$12,202	$12,962
8/31/19	$12,041	$10,393	$11,813	$12,396
9/30/19	$12,850	$11,010	$12,464	$13,224
10/31/19	$13,753	$11,547	$13,143	$14,167
11/30/19	$14,043	$11,763	$13,425	$14,476
12/31/19	$14,331	$11,917	$13,554	$14,784
1/31/20	$13,680	$11,723	$13,063	$14,126
2/29/20	$11,988	$10,600	$11,457	$12,382
3/31/20	$11,261	$9,851	$10,740	$11,618
4/30/20	$11,776	$10,283	$11,285	$12,170
5/31/20	$12,626	$10,974	$12,240	$13,080
6/30/20	$12,446	$10,988	$12,106	$12,907
7/31/20	$11,787	$10,597	$11,545	$12,226
8/31/20	$12,774	$11,438	$12,501	$13,253
9/30/20	$13,241	$11,494	$12,969	$13,741
10/31/20	$12,778	$11,204	$12,524	$13,260
11/30/20	$13,238	$12,572	$13,275	$13,756
12/31/20	$13,665	$12,961	$13,706	$14,217
1/31/21	$13,744	$13,012	$13,794	$14,308
2/28/21	$14,108	$13,441	$14,102	$14,682
3/31/21	$15,345	$14,089	$15,170	$15,965
4/30/21	$14,845	$13,724	$14,829	$15,448
5/31/21	$14,996	$13,949	$14,735	$15,403
6/30/21	$15,100	$14,112	$15,096	$15,733
7/31/21	$15,031	$13,777	$14,859	$15,674
8/31/21	$15,405	$14,215	$15,290	$16,070
9/30/21	$15,845	$14,834	$15,695	$16,517
10/31/21	$15,599	$14,649	$15,461	$16,257
11/30/21	$14,566	$14,228	$14,472	$15,177
12/31/21	$15,302	$14,703	$14,940	$15,953
1/31/22	$14,825	$13,966	$14,153	$15,466
2/28/22	$15,140	$13,804	$14,369	$15,808
3/31/22	$15,069	$14,474	$14,619	$15,721
4/30/22	$15,034	$14,089	$14,427	$15,686
5/31/22	$15,072	$14,219	$14,442	$15,734
6/30/22	$15,281	$13,831	$14,504	$15,960
7/31/22	$15,786	$14,382	$14,995	$16,501
8/31/22	$16,073	$14,536	$15,251	$16,811
9/30/22	$15,740	$13,605	$14,750	$16,460
10/31/22	$16,148	$14,385	$15,136	$16,904
11/30/22	$16,617	$14,812	$15,496	$17,414
12/31/22	$16,348	$14,043	$15,055	$17,149
1/31/23	$16,976	$14,701	$15,425	$17,820
2/28/23	$17,473	$14,807	$15,671	$18,349
3/31/23	$17,685	$15,041	$15,801	$18,554
4/30/23	$18,147	$15,445	$16,281	$19,064
5/31/23	$18,216	$16,142	$16,418	$19,147
6/30/23	$19,526	$17,383	$17,368	$20,536
7/31/23	$20,291	$17,604	$17,768	$21,366
8/31/23	$20,893	$17,601	$18,079	$22,004
9/30/23	$21,248	$17,662	$17,960	$22,382
10/31/23	$20,989	$17,117	$17,480	$22,135
11/30/23	$21,958	$18,139	$18,173	$23,191
12/31/23	$22,347	$18,053	$18,231	$23,597
1/31/24	$23,477	$19,583	$18,994	$24,808
2/29/24	$24,269	$20,652	$19,615	$25,660
3/31/24	$25,444	$21,513	$20,555	$26,903
4/30/24	$25,459	$21,282	$20,354	$26,918
5/31/24	$25,738	$21,538	$20,413	$27,215
6/30/24	$26,220	$21,890	$20,586	$27,756
7/31/24	$26,507	$21,662	$20,853	$28,054
8/31/24	$25,525	$21,069	$20,364	$27,017
9/30/24	$25,612	$20,579	$20,526	$27,096
10/31/24	$25,786	$21,061	$20,605	$27,289
11/30/24	$26,012	$20,901	$20,571	$27,537
12/31/24	$26,969	$21,797	$21,211	$28,582
1/31/25	$26,930	$21,812	$21,287	$28,563
2/28/25	$26,370	$20,939	$20,623	$27,974
3/31/25	$27,078	$20,810	$20,941	$28,694

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Fund NAV Returns	6.42%	19.18%	10.47%
MSCI Japan Local Currency Index	-3.27%	16.13%	7.60%
MSCI Japan Small Cap Local Currency Index	1.88%	14.29%	7.67%
WisdomTree Japan Hedged SmallCap Equity Index	6.66%	19.82%	11.12%

AssetsNet	$ 76,511,405
Holdings Count | Holding	770
Advisory Fees Paid, Amount	$ 431,527
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$76,511,405 # of Portfolio Holdings770 Portfolio Turnover Rate45% Investment Advisory Fees Paid$431,527
Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Industrials	24.8%
Consumer Discretionary	18.1%
Materials	14.2%
Information Technology	10.7%
Consumer Staples	9.6%
Financials	9.5%
Health Care	4.2%
Real Estate	3.1%
Communication Services	2.0%
Utilities	1.4%
Other Sectors	1.0%
Other Assets and Liabilities (Net)	1.4%
Total	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Toyo Tire Corp.	0.7%
Matsui Securities Co. Ltd.	0.5%
Toyoda Gosei Co. Ltd.	0.5%
Amano Corp.	0.5%
MEITEC Group Holdings, Inc.	0.5%
Nippon Gas Co. Ltd.	0.5%
Hirogin Holdings, Inc.	0.5%
Kokuyo Co. Ltd.	0.5%
Nippon Electric Glass Co. Ltd.	0.5%
EXEO Group, Inc.	0.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-866-909-WISE (9473)
Updated Prospectus Web Address	www.wisdomtree.com/investments/regulatory